THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 34.0%

	Face Amount	Value
COMMUNICATION SERVICES — 4.4%
AT&T
6.500%, 09/01/37	$160,000	$217,910
6.000%, 11/15/34	20,000	25,786
3.500%, 06/01/41	505,000	519,501
3.500%, 09/15/53 (A)	1,160,000	1,114,214
2.300%, 06/01/27	250,000	263,799
Charter Communications Operating 4.908%, 07/23/25	770,000	887,357
Comcast 3.700%, 04/15/24	60,000	65,946
3.400%, 04/01/30	645,000	730,701
Cox Communications 4.800%, 02/01/35 (A)	710,000	881,104
Nokia 6.625%, 05/15/39	250,000	327,567
Sky 3.750%, 09/16/24 (A)	200,000	222,217
Sprint 7.875%, 09/15/23	515,000	594,825
Sprint Spectrum 5.152%, 03/20/28 (A)	1,250,000	1,455,062
3.360%, 09/20/21 (A)	37,500	37,832
Time Warner Cable 5.875%, 11/15/40	790,000	1,027,093
T-Mobile USA 3.500%, 04/15/25 (A)	600,000	657,717
Verizon Communications 5.250%, 03/16/37	760,000	1,005,497
4.016%, 12/03/29	251,000	293,991
1.750%, 01/20/31	215,000	211,327
ViacomCBS 6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57	225,000	252,563
5.900%, 10/15/40	455,000	599,632
5.875%, VAR ICE LIBOR USD 3 Month+3.895%, 02/28/57	815,000	837,413
4.750%, 05/15/25	910,000	1,049,109
3.700%, 08/15/24	105,000	114,849

		13,393,012

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY — 1.7%
BMW US Capital 4.150%, 04/09/30 (A)	$95,000	$113,128
Enterprise Development Authority 12.000%, 07/15/24 (A)	670,000	753,750
Ford Motor 9.000%, 04/22/25	980,000	1,191,856
General Motors 4.875%, 10/02/23	1,215,000	1,342,418
General Motors Financial 3.450%, 04/10/22	25,000	25,733
Genuine Parts 1.875%, 11/01/30	140,000	137,445
Land O’ Lakes 7.250% (A) (B)	65,000	66,270
6.000%, 11/15/22 (A)	60,000	64,274
QVC 4.850%, 04/01/24	50,000	54,313
Volkswagen Group of America Finance 1.250%, 11/24/25 (A)	310,000	311,727
0.875%, 11/22/23 (A)	1,200,000	1,205,751

		5,266,665

CONSUMER STAPLES — 2.2%
Altria Group 10.200%, 02/06/39	40,000	67,759
5.800%, 02/14/39	785,000	1,018,009
4.800%, 02/14/29	625,000	741,858
3.400%, 05/06/30	60,000	65,805
Anheuser-Busch InBev Worldwide 5.450%, 01/23/39	540,000	707,716
BAT Capital 4.390%, 08/15/37	670,000	738,508
3.215%, 09/06/26	370,000	403,353
Constellation Brands 4.400%, 11/15/25	445,000	515,187
Kraft Heinz Foods 5.000%, 06/04/42	1,250,000	1,441,523
3.750%, 04/01/30	150,000	160,828
Mondelez International 1.875%, 10/15/32	370,000	367,380

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
Reynolds American 8.125%, 05/01/40	$45,000	$68,134
7.250%, 06/15/37	220,000	299,474

		6,595,534

ENERGY — 4.4%
Concho Resources 3.750%, 10/01/27	795,000	905,488
Devon Energy 7.875%, 09/30/31	195,000	270,094
Energy Transfer Operating 5.250%, 04/15/29	925,000	1,066,065
Eni 4.000%, 09/12/23 (A)	1,370,000	1,486,653
Enterprise Products Operating 4.200%, 01/31/50	905,000	1,020,017
Galaxy Pipeline Assets Bidco 1.750%, 09/30/27 (A)	745,000	753,172
Hess 6.000%, 01/15/40	740,000	903,899
MPLX 4.800%, 02/15/29	625,000	740,282
Occidental Petroleum 6.125%, 01/01/31	20,000	21,931
3.500%, 08/15/29	35,000	32,475
2.900%, 08/15/24	95,000	91,675
Pioneer Natural Resources 2.150%, 01/15/31	450,000	444,369
1.125%, 01/15/26	300,000	300,327
Rockies Express Pipeline 4.950%, 07/15/29 (A)	70,000	75,250
Sabine Pass Liquefaction 5.750%, 05/15/24	50,000	57,204
5.000%, 03/15/27	765,000	903,851
Saudi Arabian Oil 1.625%, 11/24/25 (A)	590,000	600,749
1.250%, 11/24/23 (A)	200,000	201,991
Suncor Energy Ventures 4.500%, 04/01/22 (A)	30,000	31,190
Sunoco Logistics Partners Operations 4.000%, 10/01/27	70,000	77,078

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Tennessee Gas Pipeline
8.375%, 06/15/32	$135,000	$189,642
2.900%, 03/01/30 (A)	515,000	537,644
Transocean Sentry
5.375%, 05/15/23 (A)	129,689	118,666
Valero Energy
1.200%, 03/15/24	895,000	900,752
Williams
5.800%, 11/15/43	430,000	537,394
WPX Energy
5.750%, 06/01/26	1,000,000	1,049,500

		13,317,358

FINANCIALS — 10.0%
Apollo Management Holdings
5.000%, 03/15/48 (A)	490,000	603,063
4.400%, 05/27/26 (A)	160,000	185,340
4.000%, 05/30/24 (A)	15,000	16,587
Athene Global Funding
3.000%, 07/01/22 (A)	25,000	25,857
2.950%, 11/12/26 (A)	990,000	1,067,259
Athene Holding
4.125%, 01/12/28	1,205,000	1,345,597
Banco Santander
2.749%, 12/03/30	800,000	807,100
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/25 (A)	660,000	755,337
Bank of America
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/26	1,220,000	1,338,460
Bank of America MTN
4.000%, 01/22/25	70,000	77,996
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/30	20,000	21,495
Bank of Nova Scotia
4.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.551% (B)	750,000	805,350
Barclays MTN
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/24	835,000	901,964
Blackstone Secured Lending Fund
3.625%, 01/15/26 (A)	590,000	606,899

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Canadian Imperial Bank of Commerce
0.950%, 10/23/25	$200,000	$201,077
CI Financial
3.200%, 12/17/30	830,000	841,365
Citadel
4.875%, 01/15/27 (A)	80,000	88,292
Citigroup
8.125%, 07/15/39	415,000	723,494
5.316%, VAR United States Secured Overnight Financing Rate+4.548%, 03/26/41	640,000	871,353
Citigroup Capital III
7.625%, 12/01/36	15,000	21,786
Credit Agricole
2.811%, 01/11/41 (A)	330,000	324,961
Equitable Holdings
3.900%, 04/20/23	235,000	252,516
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/54 (A)	615,000	785,041
Fifth Third Bank
2.875%, 10/01/21	130,000	132,015
Finance of America Funding
7.875%, 11/15/25 (A)	800,000	796,000
Goldman Sachs Group
3.800%, 03/15/30	2,560,000	2,952,055
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/25	320,000	348,252
1.391%, VAR ICE LIBOR USD 3 Month+1.170%, 05/15/26	15,000	15,304
HSBC Bank
7.650%, 05/01/25	75,000	92,080
HSBC Holdings
4.950%, 03/31/30	600,000	737,872
4.600%, VAR US Treas Yield Curve Rate T Note
Const Mat 5 Yr+3.649% (B)	600,000	608,250
JPMorgan Chase
3.200%, 06/15/26	665,000	737,623
0.760%, VAR ICE LIBOR USD 3 Month+0.550%, 02/01/27	115,000	109,416
KKR Group Finance III
5.125%, 06/01/44 (A)	120,000	154,302
Macquarie Bank
3.624%, 06/03/30 (A)	550,000	594,373

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Markel
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.662% (B)	$555,000	$609,462
Massachusetts Mutual Life Insurance
3.375%, 04/15/50 (A)	700,000	746,913
Mercury General
4.400%, 03/15/27	819,000	920,707
Morgan Stanley MTN
4.100%, 05/22/23	40,000	43,140
3.875%, 04/29/24	1,085,000	1,196,777
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/54 (A)	73,000	76,321
Natwest Group
3.875%, 09/12/23	690,000	745,348
Nomura Holdings
2.648%, 01/16/25	560,000	595,859
Ohio National Financial Services
5.550%, 01/24/30 (A)	590,000	624,897
Prospect Capital
3.706%, 01/22/26	450,000	444,708
Santander Holdings USA
3.450%, 06/02/25	275,000	299,158
Societe Generale MTN
2.625%, 01/22/25 (A)	710,000	748,706
Teachers Insurance & Annuity Association of America
4.270%, 05/15/47 (A)	675,000	821,194
Validus Holdings
8.875%, 01/26/40	115,000	187,616
Wells Fargo
7.950%, 11/15/29	60,000	82,010
3.069%, 01/24/23	85,000	87,281
3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/41	835,000	870,529
Wells Fargo MTN
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/27	675,000	741,077
Westpac Banking
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.750%, 11/15/35	580,000	584,733

		30,372,167

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — 3.5%
AbbVie
3.600%, 05/14/25	$545,000	$604,059
Advocate Health & Hospitals
2.211%, 06/15/30	395,000	405,524
Anthem
3.500%, 08/15/24	270,000	295,503
AstraZeneca
2.375%, 06/12/22	110,000	112,840
Bayer US Finance
3.375%, 10/08/24 (A)	30,000	32,765
Bayer US Finance II
4.700%, 07/15/64 (A)	510,000	600,893
Bon Secours Mercy Health
3.464%, 06/01/30	220,000	250,636
Bristol Myers Squibb
2.900%, 07/26/24	65,000	70,378
Cigna
2.400%, 03/15/30	140,000	145,953
CommonSpirit Health
4.350%, 11/01/42	45,000	52,704
4.187%, 10/01/49	70,000	80,478
3.910%, 10/01/50	740,000	818,261
Health Care Service A Mutual Legal Reserve
2.200%, 06/01/30 (A)	640,000	663,387
1.500%, 06/01/25 (A)	90,000	92,120
Royalty Pharma
2.200%, 09/02/30 (A)	1,040,000	1,048,665
1.750%, 09/02/27 (A)	85,000	86,668
1.200%, 09/02/25 (A)	740,000	745,419
0.750%, 09/02/23 (A)	105,000	105,410
Smith & Nephew
2.032%, 10/14/30	595,000	597,078
Takeda Pharmaceutical
4.400%, 11/26/23	210,000	232,030
3.175%, 07/09/50	850,000	868,413
Teva Pharmaceutical Finance Netherlands III
2.800%, 07/21/23	910,000	902,174
UnitedHealth Group
2.000%, 05/15/30	630,000	649,982
Utah Acquisition Sub
3.950%, 06/15/26	905,000	1,028,982

		10,490,322

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — 2.2%
AerCap Ireland Capital DAC
5.000%, 10/01/21	$190,000	$195,272
Cargill
0.750%, 02/02/26 (A)	305,000	303,519
CCL Industries
3.050%, 06/01/30 (A)	700,000	751,590
CNH Industrial Capital
1.875%, 01/15/26	1,025,000	1,064,928
CoStar Group
2.800%, 07/15/30 (A)	765,000	786,935
Equifax
3.950%, 06/15/23	370,000	399,050
2.600%, 12/15/25	690,000	739,968
GE Capital International Funding Unlimited
4.418%, 11/15/35	785,000	917,735
General Electric
4.250%, 05/01/40	75,000	85,432
General Electric MTN
5.875%, 01/14/38	225,000	300,649
Raytheon Technologies
3.950%, 08/16/25	915,000	1,041,198

		6,586,276

INFORMATION TECHNOLOGY — 1.5%
Avnet
4.875%, 12/01/22	90,000	96,482
Broadcom
4.750%, 04/15/29	375,000	437,911
4.150%, 11/15/30	650,000	735,347
3.150%, 11/15/25	475,000	515,498
Marvell Technology Group
4.200%, 06/22/23	680,000	734,564
Oracle
3.600%, 04/01/40	1,160,000	1,302,419
2.950%, 04/01/30	120,000	131,630
QUALCOMM
1.300%, 05/20/28	745,000	743,333

		4,697,184

MATERIALS — 0.8%
Blue Cube Spinco
10.000%, 10/15/25	70,000	74,375

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
Industrias Penoles
4.150%, 09/12/29 (A)	$800,000	$899,552
Nacional del Cobre de Chile
4.250%, 07/17/42 (A)	770,000	875,165
Newcrest Finance Pty
3.250%, 05/13/30 (A)	545,000	599,482

		2,448,574

REAL ESTATE — 1.3%
Newmark Group
6.125%, 11/15/23	550,000	597,332
Sabra Health Care
3.900%, 10/15/29	585,000	614,545
Scentre Group Trust 1
4.375%, 05/28/30 (A)	75,000	86,897
3.625%, 01/28/26 (A)	185,000	203,406
Scentre Group Trust 2
4.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.379%, 09/24/80 (A)	1,000,000	1,031,300
Simon Property Group
3.800%, 07/15/50	195,000	211,265
2.450%, 09/13/29	1,020,000	1,054,854

		3,799,599

UTILITIES — 2.0%
CenterPoint Energy
3.600%, 11/01/21	70,000	71,707
Dominion Energy
3.071%, 08/15/24	110,000	119,456
DTE Energy
1.050%, 06/01/25	50,000	50,281
Enel Finance International
4.625%, 09/14/25 (A)	900,000	1,037,840
Evergy
5.292%, 06/15/22	115,000	121,038
NRG Energy
2.000%, 12/02/25 (A)	595,000	617,188
Oncor Electric Delivery
2.750%, 05/15/30	815,000	899,469
Pacific Gas and Electric
2.500%, 02/01/31	150,000	149,040
2.100%, 08/01/27	1,035,000	1,049,340
1.750%, 06/16/22	1,345,000	1,348,611

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Public Service of Colorado
2.250%, 09/15/22	$110,000	$112,542
Vistra Operations
4.300%, 07/15/29 (A)	415,000	473,395

		6,049,907

TOTAL CORPORATE OBLIGATIONS (Cost $101,826,479)		103,016,598

MORTGAGE-BACKED SECURITIES — 31.7%

AGENCY MORTGAGE-BACKED OBLIGATIONS — 24.7%

FHLMC
5.500%, 06/01/41	5,439	6,387
4.500%, 05/01/48	168,860	184,077
4.000%, 08/01/44 to 09/01/48	252,487	272,569
3.500%, 08/01/30 to 08/01/49	5,312,096	5,782,059
3.000%, 01/01/47 to 08/01/50	4,511,340	4,806,876
2.500%, 10/01/31 to 11/01/50	2,235,447	2,373,881

FHLMC Multifamily Structured Pass-Through Certificates, Ser 1514, Cl A2
2.859%, 10/25/34	50,000	56,236

FHLMC Multifamily Structured Pass-Through Certificates, Ser K023, Cl X1, IO
1.219%, 08/25/22 (C)(D)	1,479,672	24,109

FHLMC Multifamily Structured Pass-Through Certificates, Ser K081, Cl A2
3.900%, 08/25/28 (C)	500,000	597,237

FHLMC Multifamily Structured Pass-Through Certificates, Ser K092, Cl A2
3.298%, 04/25/29	336,000	389,227

FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/31	260,000	284,192

FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/27	910,000	993,588

FHLMC, Ser 2006-R006, Cl ZA
6.000%, 04/15/36	11,448	13,643

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	$38,009	$42,605

FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	63,176	66,525

FHLMC, Ser 2015-4479, Cl HA
3.750%, 05/15/39	82,688	85,782

FHLMC, Ser 2017-356, Cl 300
3.000%, 09/15/47	266,519	276,945

FNMA
6.000%, 09/01/39	1,056	1,271
5.500%, 04/01/36 to 07/01/40	204,265	236,282
5.000%, 02/01/31	26,957	30,128
4.500%, 04/01/35 to 08/01/48	58,878	66,350
4.000%, 06/01/42 to 09/01/49	5,539,912	5,977,520
3.500%, 07/01/30 to 05/01/50	467,853	508,296
3.040%, 01/01/28	165,000	179,387
3.000%, 12/01/31 to 09/01/50	9,835,494	10,480,950
2.550%, 07/01/26	114,710	121,006
2.500%, 10/01/50 to 11/01/50	2,648,752	2,792,529

FNMA TBA
4.000%, 02/13/47	3,415,997	3,663,057
3.500%, 02/25/41	9,061,676	9,633,694
3.000%, 02/15/45	3,204,412	3,369,577
2.500%, 02/15/27	2,150,000	2,258,004

FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	1,895	2,281

FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	5,743	6,532

FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	29,581	36,203

FNMA, Ser 2012-411, Cl A3
3.000%, 08/25/42	175,605	184,811

FNMA, Ser 2019-M19, Cl A2
2.560%, 09/25/29	549,786	594,453

GNMA
5.500%, 07/20/43 to 09/20/43	6,330	7,371
4.690%, 06/20/62 (C)	325	331
4.503%, 01/20/67 (C)	66,846	76,147

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
4.500%, 03/15/42	$76,355	$85,574
3.000%, 04/20/45	144,164	154,121

GNMA, Ser 2010-H14, Cl BI, IO 1.431%, 07/20/60 (C)(D)	5,733	162
GNMA, Ser 2017-H16, Cl PT 4.537%, 05/20/66 (C)	917	956

UMBS TBA
5.000%, 02/01/38	290,000	320,886
4.500%, 02/01/34	7,291,346	7,920,225
3.000%, 02/01/26	2,581,000	2,726,685
2.500%, 02/01/43	3,992,618	4,205,038
2.000%, 02/15/51	2,873,000	2,963,904

		74,859,669

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 7.0%
1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35 (A)	24,440	25,934

Aventura Mall Trust, Ser 2018-AVM, Cl A
4.112%, 07/05/40 (A)(C)	50,000	56,854

Banc of America Commercial Mortgage Trust, Ser 2017-BNK3, Cl AS
3.748%, 02/15/50	530,000	593,692

Bayview Commercial Asset Trust, Ser 2004-3, Cl A1 0.685%, VAR ICE LIBOR USD 1 Month+ 0.555%, 01/25/35 (A)	70,037	69,147

Benchmark Mortgage Trust, Ser 2020-B20, Cl A5 2.034%, 10/15/53	480,000	494,260

BFLD, Ser 2019-DPLO, Cl A 1.216%, VAR ICE LIBOR USD 1 Month+ 1.090%, 10/15/34 (A)	100,000	99,937

BWAY Mortgage Trust, Ser 2015-1740, Cl A 2.917%, 01/10/35 (A)	1,570,000	1,609,679

BX Commercial Mortgage Trust, Ser 2019-XL, Cl A 1.046%, VAR ICE LIBOR USD 1 Month+ 0.920%, 10/15/36 (A)	749,945	751,223

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
BX Trust, Ser 2019-MMP, Cl A
1.126%, VAR ICE LIBOR USD 1 Month+1.000%, 08/15/36 (A)	$497,510	$498,385

BX Trust, Ser 2021-MFM1, Cl A
0.850%, VAR ICE LIBOR USD 1 Month+0.700%, 01/15/34 (A)	760,000	762,603

CG-CCRE Commercial Mortgage Trust, Ser 2014-FL2, Cl A
1.981%, VAR ICE LIBOR USD 1 Month+1.854%, 11/15/31 (A)	19,015	17,993

Citigroup Commercial Mortgage Trust, Ser 2015-P1, Cl A5
3.717%, 09/15/48	550,000	616,643

COMM Mortgage Trust, Ser 2013-LC6, Cl AM
3.282%, 01/10/46	775,000	806,082

COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/47	497,000	542,819

COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/47	30,000	32,651

COMM Mortgage Trust, Ser 2015-CR26, Cl C
4.480%, 10/10/48 (C)	625,000	689,279

COMM Mortgage Trust, Ser 2015-LC23, Cl ASB
3.598%, 10/10/48	367,496	392,389

COMM Mortgage Trust, Ser 2020-CBM, Cl A2
2.896%, 02/10/37 (A)	145,000	145,352

COMM Mortgage Trust, Ser 2020-SBX, Cl B
1.802%, 01/10/38 (A)	990,000	1,015,827

CORE Mortgage Trust, Ser 2019-CORE, Cl A
1.006%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/31 (A)	30,000	30,028

Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl B
5.683%, 01/15/49 (A)(C)	135,050	135,088

CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A2
3.033%, 08/15/48	2,759	2,758

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/48	$125,000	$134,783

CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl ASB
3.448%, 08/15/48	421,705	446,240

CSAIL Commercial Mortgage Trust, Ser 2020-C19, Cl AS
2.971%, 03/15/53	195,000	211,233

CSAIL Commercial Mortgage Trust, Ser 2020-C19, Cl C
3.614%, 03/15/53 (C)	60,000	63,019

CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (A)	415,000	439,342

DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/34 (A)	200,000	215,213

DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
4.935%, 01/10/34 (A)(C)	450,000	476,263

FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl 2A
3.500%, 07/25/46	82,065	83,790

FREMF Mortgage Trust, Ser 2013-K31, Cl C
3.631%, 07/25/46 (A)(C)	25,000	26,203

FWD Securitization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/49 (A)(C)	140,380	145,753

Galton Funding Mortgage Trust, Ser 2018-1, Cl A43
3.500%, 11/25/57 (A)(C)	17,411	17,569

Grace Trust, Ser 2020-GRCE, Cl A
2.347%, 12/10/40 (A)	760,000	795,400

GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/43 (A)	36,859	36,886

GS Mortgage Securities Trust, Ser 2012-GC6, Cl A3
3.482%, 01/10/45	671,464	681,083

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl AS
3.997%, 08/15/47	825,000	902,525

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (C)	330,000	354,084

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A3
3.597%, 03/15/50	$50,000	$52,267

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/31 (A)(C)	145,000	147,670

KKR Industrial Portfolio Trust, Ser 2021-KDIP, Cl A
0.700%, VAR ICE LIBOR USD 1 Month+0.550%, 12/15/37 (A)	900,000	900,435

Mello Warehouse Securitization Trust, Ser 2020-1, Cl A
1.030%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/53 (A)	695,000	695,285

Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/60 (A)(C)	875,000	881,566
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl C
5.050%, 02/15/47 (C)	35,000	38,015

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.342%, 05/15/48 (C)	210,000	219,384

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/49	430,000	468,794

Morgan Stanley Capital I Trust, Ser 2007-TOP27, Cl AJ
6.014%, 06/11/42 (C)	96,598	100,722

Morgan Stanley Dean Witter Capital I Trust, Ser 2001-TOP3, Cl E
7.715%, 07/15/33 (A)(C)	13,699	13,722

MortgageIT Trust, Ser 2005-1, Cl 1A1
0.770%, VAR ICE LIBOR USD 1 Month+0.640%, 02/25/35	3,473	3,557

MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/35 (A)(C)	130,000	127,937

OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/48 (A)(C)	37,154	37,161

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
OBX Trust, Ser 2020-EXP1, Cl 2A1A
0.880%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/60 (A)	$121,134	$121,486
OBX Trust, Ser 2020-EXP3, Cl 2A1A
1.030%, VAR ICE LIBOR USD 1 Month+0.900%, 01/25/60 (A)	101,039	101,354
STACR Trust, Ser 2018-DNA3, Cl M2A
2.230%, VAR ICE LIBOR USD 1 Month+2.100%, 09/25/48 (A)	595,000	599,234
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl B
4.365%, 08/10/49 (A)(C)	1,450,000	1,515,161
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/46	236,037	240,640
VNDO Mortgage Trust, Ser 2012-6AVE, Cl C
3.337%, 11/15/30 (A)(C)	101,000	104,462
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl C
4.693%, 10/15/45 (C)	316,000	325,864
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.317%, 03/15/48 (C)	50,000	51,188
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (C)	145,000	158,945

		21,322,858

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $95,375,337)		96,182,527

U.S. TREASURY OBLIGATIONS — 22.4%

U.S. Treasury Bonds
1.625%, 11/15/50	4,025,000	3,810,543
1.375%, 11/15/40 to 08/15/50	16,005,000	14,500,264
1.250%, 05/15/50	5,954,000	5,129,743

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2021 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
U.S. Treasury Notes
0.875%, 11/15/30	$20,913,000	$20,491,472
0.750%, 01/31/28	2,880,000	2,874,150
0.625%, 12/31/27	4,580,000	4,536,347
0.375%, 12/31/25	12,610,000	12,574,534
0.125%, 01/15/24	4,035,000	4,028,065

TOTAL U.S. TREASURY OBLIGATIONS (Cost $69,323,193)		67,945,118

ASSET-BACKED SECURITIES — 10.3%

AccessLex Institute, Ser 2006-1, Cl B
0.657%, VAR ICE LIBOR USD 3 Month+0.450%, 08/25/37	22,689	21,111
AccessLex Institute, Ser 2007-A, Cl A3
0.507%, VAR ICE LIBOR USD 3 Month+0.300%, 05/25/36	141,713	139,527
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A2
0.420%, 03/18/24	520,000	520,696
Antares CLO, Ser 2020-1A, Cl A1
2.113%, VAR ICE LIBOR USD 3 Month+1.900%, 10/23/31 (A)	285,000	286,257
ARI Fleet Lease Trust, Ser 2018-B, Cl A3
3.430%, 08/16/27 (A)	140,000	144,187
Arivo Acceptance Auto Loan Receivables Trust,Ser 2021-1A, Cl A
1.190%, 01/15/27 (A)	435,000	436,710
Balboa Bay Loan Funding, Ser 2020-1A, Cl A
1.490%, VAR ICE LIBOR USD 3 Month+1.350%, 01/20/32 (A)	955,000	955,000
BVRT Financing Trust, Ser 2021-CRT1, Cl M1
1.900%, 07/10/32	745,000	745,000
0.000%, 01/10/33	720,000	720,000
Cedar Funding V CLO, Ser 2018-5A, Cl A1R
1.323%, VAR ICE LIBOR USD 3 Month+1.100%, 07/17/31 (A)	900,000	900,512
Chesapeake Funding II, Ser 2017-2A, Cl C
3.010%, 05/15/29 (A)	100,000	100,390
Chesapeake Funding II, Ser 2018-2A, Cl A1
3.230%, 08/15/30 (A)	699,373	709,664
Chesapeake Funding II, Ser 2019-1A, Cl A1
2.940%, 04/15/31 (A)	1,305,316	1,328,561

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2021 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Chesapeake Funding II, Ser 2020-1A, Cl A1 0.870%, 08/16/32 (A)	$210,397	$211,630
Chesapeake Funding II, Ser 2020-1A, Cl C 2.140%, 08/16/32 (A)	100,000	102,657
CNH Equipment Trust, Ser 2020-A, Cl A2 1.080%, 07/17/23	271,853	272,733
College Ave Student Loans, Ser 2019-A, Cl A2 3.280%, 12/28/48 (A)	3,686	3,864
Drive Auto Receivables Trust, Ser 2019-3, Cl A3 2.490%, 06/15/23	38,781	38,856
Drive Auto Receivables Trust, Ser 2020-1, Cl A2 1.990%, 12/15/22	35,705	35,756
Elmwood CLO II, Ser 2019-2A, Cl A 1.674%, VAR ICE LIBOR USD 3 Month+1.450%, 04/20/31 (A)	450,000	449,907
Elmwood CLO VIII, Ser 2021-1A, Cl A 0.000%, VAR ICE LIBOR USD 3 Month+1.240%, 01/20/34 (A)	1,150,000	1,150,000
Enterprise Fleet Financing, Ser 2019-2, Cl A2 2.290%, 02/20/25 (A)	347,093	352,905
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl A 2.180%, 01/17/23 (A)	157,430	157,655
Exeter Automobile Receivables Trust, Ser 2020-2A, Cl A 1.130%, 08/15/23 (A)	117,445	117,763
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl A2 0.460%, 10/17/22	73,686	73,716
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl B 0.500%, 02/18/25	760,000	758,884
Hertz Fleet Lease Funding, Ser 2019-1, Cl E 4.620%, 01/10/33 (A)	105,000	105,804
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A 2.740%, 02/25/39 (A)	125,377	131,214
Home Equity Asset Trust, Ser 2006-2, Cl 1A1 0.550%, VAR ICE LIBOR USD 1 Month+0.420%, 05/25/36 (A)	750,014	747,709
Hyundai Auto Lease Securitization Trust, Ser 2021-A, Cl B 0.610%, 10/15/25 (A)	600,000	600,806
Hyundai Auto Receivables Trust, Ser 2020-B, Cl A2 0.380%, 03/15/23	410,000	410,424
JPMorgan Chase, Ser 2020-2, Cl B 0.840%, 02/25/28 (A)	520,000	520,929

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2021 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
LCM XIII, Ser 2019-13A, Cl ARR 1.363%, VAR ICE LIBOR USD 3 Month+1.140%, 07/19/27 (A)	$1,055,000	$1,054,601
Magnetite XXVIII, Ser 2020-28A, Cl A 1.487%, VAR ICE LIBOR USD 3 Month+1.270%, 10/25/31 (A)	250,000	250,087
MF1, Ser 2020-FL4, Cl A 1.827%, VAR ICE LIBOR USD 1 Month+1.700%, 11/15/35 (A)	405,000	407,025
Mill City Mortgage Trust, Ser 2015-2, Cl A2 3.000%, 09/25/57 (A)(C)	43,333	43,502
MVW, Ser 2020-1A, Cl A 1.740%, 10/20/37 (A)	101,639	103,828
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2 3.520%, 06/16/42 (A)	359,020	367,068
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2 2.600%, 08/15/68 (A)	99,813	103,010
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A1 1.800%, 01/15/69 (A)	28,481	28,581
Navient Private Education Refi Loan Trust, Ser 2020-CA, Cl A1 0.877%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/68 (A)	732,560	734,401
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A 1.310%, 01/15/69 (A)	1,170,939	1,185,898
Neuberger Berman Loan Advisers CLO 40, Ser 2021— 40A, Cl A 0.000%, 04/15/33 (A)	1,500,000	1,500,000
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A1 0.840%, VAR ICE LIBOR USD 1 Month+0.710%, 12/25/33	13,410	13,218
Octagon Investment Partners 50, Ser 2020-4A, Cl A1 1.470%, VAR ICE LIBOR USD 3 Month+1.300%, 10/15/33 (A)	365,000	365,301
Orange Lake Timeshare Trust, Ser 2018-A, Cl A 3.100%, 11/08/30 (A)	156,447	161,542
Orange Lake Timeshare Trust, Ser 2019-A, Cl A 3.060%, 04/09/38 (A)	149,233	156,085
PFS Financing, Ser 2018-F, Cl A 3.520%, 10/15/23 (A)	1,564,000	1,599,088

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2021 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Prestige Auto Receivables Trust, Ser 2020-1A, Cl A2 0.520%, 02/15/24 (A)	$455,000	$455,355
Santander Consumer Auto Receivables Trust, Ser 2021-AA, Cl A2 0.230%, 11/15/23 (A)	975,000	975,137
Santander Consumer Auto Receivables Trust, Ser 2021-AA, Cl A3 0.330%, 10/15/25 (A)	1,365,000	1,365,873
Santander Drive Auto Receivables Trust, Ser 2020-1, Cl A3 2.030%, 02/15/24	1,000,000	1,013,033
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl A2 0.420%, 09/15/23	520,000	520,532
SBA Small Business Investment, Ser 2018-10B, Cl 1 3.548%, 09/10/28	87,773	94,788
Scholar Funding Trust, Ser 2011-A, Cl A 1.119%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/43 (A)	455,105	457,610
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3 0.547%, VAR ICE LIBOR USD 3 Month+0.330%, 03/15/24	9,900	9,845
SMB Private Education Loan Trust, Ser 2020-A, Cl A2A 2.230%, 09/15/37 (A)	130,000	135,418
SoFi Consumer Loan Program Trust, Ser 2017-3, Cl A 2.770%, 05/25/26 (A)	5,573	5,585
SoFi Consumer Loan Program Trust, Ser 2017-6, Cl A2 2.820%, 11/25/26 (A)	14,912	14,971
SoFi Consumer Loan Program Trust, Ser 2018-2, Cl A2 3.350%, 04/26/27 (A)	126,082	126,349
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A 2.450%, 08/25/28 (A)	86,093	86,978
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX 1.950%, 02/15/46 (A)	79,756	81,620
South Carolina Student Loan, Ser 2015-A, Cl A 1.630%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/36	263,477	266,077
Stack Infrastructure Issuer, Ser 2020-1A, Cl A2 1.893%, 08/25/45 (A)	415,000	419,672
Symphony CLO XIX, Ser 2018-19A, Cl A 1.183%, VAR ICE LIBOR USD 3 Month+0.960%, 04/16/31 (A)	250,000	249,777

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2021 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/24 (A)	$74,642	$75,158
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/55 (A)(C)	80,715	80,990
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/58 (A)(C)	59,303	61,970
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/59 (A)(C)	157,701	166,193
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.130%, VAR ICE LIBOR USD 1 Month+1.000%, 05/25/58 (A)	749,610	754,342
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/58 (A)(C)	66,079	67,752
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/63 (A)(C)	215,590	224,382
Venture XXV CLO, Ser 2021-25A, Cl BR
1.924%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/29 (A)	925,000	925,000
Venture XXVI CLO, Ser 2021-26A, Cl BR
0.000%, 01/20/29 (A)	700,000	700,000
Wheels SPV 2, Ser 2020-1A, Cl A2
0.510%, 08/20/29 (A)	250,000	250,682
Zais CLO 16, Ser 2020-16A, Cl A2
2.590%, VAR ICE LIBOR USD 3 Month+2.300%, 10/20/31 (A)	250,000	250,212

TOTAL ASSET-BACKED SECURITIES (Cost $31,068,776)		31,159,363

MUNICIPAL BONDS — 0.4%

GEORGIA — 0.4%
Georgia State, Municipal Electric Authority, RB,Ser 2010-A
7.055%, 04/01/57	208,000	303,734
6.637%, 04/01/57	630,000	941,245

TOTAL MUNICIPAL BONDS (Cost $1,224,885)		1,244,979

SOVEREIGN DEBT — 0.3%

Mexico Government International Bond
2.659%, 05/24/31	900,000	895,086
TOTAL SOVEREIGN DEBT

(Cost $899,674)		895,086

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2021 (Unaudited)

LOAN PARTICIPATIONS — 0.0%

	Face Amount	Value
Hard Rock Northern Indiana, Delayed Term Loan
0.000%, 11/06/25 (E)	$7,770	$—
Hard Rock Northern Indiana, Term Loan, 1st Lien
0.000%, 11/06/25 (E)	107,230	110,446
Sungard AS, Term Loan
0.000%, 02/03/22 (E)	4,245	3,948
Sungard AS, Term Loan, 3rd Lien
0.000%, 11/03/22 (E)	13,418	1,208

TOTAL LOAN PARTICIPATIONS
(Cost $121,563)		115,602

COMMON STOCK — 0.0%
	Shares
INFORMATION TECHNOLOGY — 0.0%
Sungard AS *	190	—

TOTAL COMMON STOCK (Cost $4,750)		—

TOTAL INVESTMENTS — 99.1%
(Cost $299,844,657)		$300,559,273

Percentages are based on Net Assets of $303,171,888.

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at January 31, 2021 was $68,872,618 and represents 22.7% of Net Assets.

(B)	Perpetual security with no stated maturity date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Securities considered illiquid. The total value of such securities as of January 31, 2021 was $24,271 and represented 0.0% of Net Assets.
(E)	Unsettled bank loan. Interest rate not available.

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JANUARY 31, 2021 (Unaudited)

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

UMBS — Uniform Mortgage-Backed Security

USD — U.S. Dollar

VAR — Variable Rate

As of January 31, 2021, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MIM-QH-001-0100